Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	December 31,
	2023	2022
	(U.S. $ in thousands)
Machinery and equipment	$158,883	$157,602
Buildings and improvements	173,117	178,605
Computer equipment and software	54,038	52,503
Office equipment, furniture and fixtures	14,301	14,628
Land	19,019	18,927
	419,358	422,265
Accumulated depreciation and amortization and impairment	(224,185)	(230,220)
	195,173	192,045
Construction work in progress	2,379	3,018
	$197,552	$195,063